Stock options	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Stock options

The following is a summary of stock options which are outstanding as at December 31, 2018:

			Average remaining
Exercise price	# of options	#of options	contractual
per share	outstanding	exercisable	life (in years)
$0.59	150,000	50,000	4.8
$1.35	236,900	236,900	1
$1.39	22,500	22,500	0.5
$1.45	37,500	37,500	3
$1.48	37,500	37,500	2.5
$1.50	50,000	50,000	2.6
$1.57	30,000	30,000	1.1
$1.61	25,000	25,000	0.1
$1.67	150,000	150,000	0.9
$1.73	92,600	92,600	1.9
$1.82	165,000	165,000	1.8
$2.10	300,000	300,000	1.7
	1,297,000	1,197,000	1.9

A continuity of the number of stock options which are outstanding as at the current period ending December 31, 2018 and as at the prior fiscal year ended December 31, 2017 is as follows:

	For the year ended		For the year ended
	December 31, 2018		December 31, 2017
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the period	1,648,667	1.60	3,221,001	1.33
Granted	1,150,000	1.06	-	-
Exercised	(6,667)	0.76	(7,334)	0.76
Expired	(65,000)	1.17	(1,190,000)	0.91
Forfeited	(1,430,000)	1.18	(375,000)	1.48
Options outstanding, end of the period	1,297,000	1.35	1,648,667	1.60
Options exercisable, end of the period	1,197,000	1.41	1,268,867	1.59

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate of one-third at the end of each of the first three years following the date of grant.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

Year ended	2018	2017	2016
Expected dividends paid per common share	Nil	-	Nil
Expected life in years	5	-	5
Expected volatility in the price of common shares	65%	-	85%
Risk free interest rate	1.75%	-	0.75%
Weighted average fair market value per share at grant date	$0.59	-	$0.99
Intrinsic (or "in-the-money") value per share of options exercised	$0.33	-	$0.45

The unamortized portion of SBCE related to the non-vested portion of stock options, which will be recognized in 2019 to 2020 is approximately $28,000.